SUBSEQUENT EVENTS - Share-based compensation key management personnel explanatory (Details) - Major ordinary share transactions - Deferred Share Plan (DSP)	Aug. 12, 2025 shares
Directors and prescribed officers
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	326,106
DJ Pretorius
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	163,530
H Hooijer
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	74,019
WJ Schoeman
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted (in shares)	88,557